Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,550,000,000
Previously Paid Amount	0
Total Fee Amount	543,505
Total Offset Amount	0
Net Fee	$ 543,505